STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (FY) - USD ($)		Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Common Stock [Member]
Beginning balance at Mar. 15, 2021		$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 15, 2021		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	[1]	$ 690	24,310	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	[1]	6,900,000
Private placement warrants proceeds in excess of fair value	[1]	$ 0		5,411,275	5,411,275
Re-measurement of Class A ordinary shares subject to possible redemption		0	(24,310)	(11,275,244)	(11,299,554)
Net income (loss)		0	0	(381,894)	(381,894)	$ (261,335)
Ending balance at Dec. 31, 2021		$ 690	0	(6,245,863)	(6,245,173)
Ending balance (in shares) at Dec. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0	0	(466,910)	(466,910)
Ending balance at Mar. 31, 2022		$ 690	0	(6,712,773)	(6,712,083)
Ending balance (in shares) at Mar. 31, 2022		6,900,000
Beginning balance at Dec. 31, 2021		$ 690	0	(6,245,863)	(6,245,173)
Beginning balance (in shares) at Dec. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(623,050)
Ending balance at Jun. 30, 2022		$ 690	0	(7,010,509)	(7,009,819)
Ending balance (in shares) at Jun. 30, 2022		6,900,000
Beginning balance at Dec. 31, 2021		$ 690	0	(6,245,863)	(6,245,173)
Beginning balance (in shares) at Dec. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(375,430)	(75,086)
Ending balance at Sep. 30, 2022		$ 690	0	(7,293,245)	(7,292,555)
Ending balance (in shares) at Sep. 30, 2022		6,900,000
Beginning balance at Dec. 31, 2021		$ 690	0	(6,245,863)	(6,245,173)
Beginning balance (in shares) at Dec. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of Class A ordinary shares subject to possible redemption			0	(2,929,019)	(2,929,019)
Gain on deferred underwriting commission			0	9,660,000	9,660,000
Net income (loss)		$ 0	0	1,550,733	1,550,733	310,147
Ending balance at Dec. 31, 2022		$ 690	0	2,035,850	2,036,540
Ending balance (in shares) at Dec. 31, 2022		6,900,000
Beginning balance at Mar. 31, 2022		$ 690	0	(6,712,773)	(6,712,083)
Beginning balance (in shares) at Mar. 31, 2022		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of Class A ordinary shares subject to possible redemption			0	(141,596)	(141,596)
Net income (loss)		$ 0	0	(156,141)	(156,141)
Ending balance at Jun. 30, 2022		$ 690	0	(7,010,509)	(7,009,819)
Ending balance (in shares) at Jun. 30, 2022		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of Class A ordinary shares subject to possible redemption			0	(530,355)	(530,355)
Net income (loss)		$ 0	0	247,619	247,619	49,524
Ending balance at Sep. 30, 2022		$ 690	0	(7,293,245)	(7,292,555)
Ending balance (in shares) at Sep. 30, 2022		6,900,000
Beginning balance at Dec. 31, 2022		$ 690	0	2,035,850	2,036,540
Beginning balance (in shares) at Dec. 31, 2022		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of Class A ordinary shares subject to possible redemption			0	(2,353,363)	(2,353,363)
Net income (loss)		$ 0	0	1,879,261	1,879,261
Ending balance at Mar. 31, 2023		$ 690	0	1,561,748	1,562,438
Ending balance (in shares) at Mar. 31, 2023		6,900,000
Beginning balance at Dec. 31, 2022		$ 690	0	2,035,850	2,036,540
Beginning balance (in shares) at Dec. 31, 2022		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					1,576,245	451,004
Ending balance at Sep. 30, 2023		$ 690	0	(4,353,952)	(4,353,262)
Ending balance (in shares) at Sep. 30, 2023		6,900,000
Beginning balance at Mar. 31, 2023		$ 690	0	1,561,748	1,562,438
Beginning balance (in shares) at Mar. 31, 2023		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of Class A ordinary shares subject to possible redemption			0	(2,410,447)	(2,410,447)
Net income (loss)		$ 0	0	1,270,320	1,270,320
Ending balance at Jun. 30, 2023		$ 690	0	(1,788,337)	(1,787,647)
Ending balance (in shares) at Jun. 30, 2023		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of Class A ordinary shares subject to possible redemption			0	(992,279)	(992,279)
Net income (loss)		$ 0	0	(1,573,336)	(1,573,336)	$ (813,605)
Ending balance at Sep. 30, 2023		$ 690	$ 0	$ (4,353,952)	$ (4,353,262)
Ending balance (in shares) at Sep. 30, 2023		6,900,000

[1]	On November 30, 2021, the Company effected a 1.2:1 stock split for each outstanding share of Class B Common Stock, resulting in the Sponsor holding an aggregate number of 6,900,000 Founder Shares. All share amounts retroactively restated to account for the share split as discussed in Note 5.